Employee Benefit Plan, Description of Plan (Details) - EBP 002 $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Hours	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
EBP, Requisite Service Period	1 year
EBP, Requisite Service Period, Hours | Hours	1,000
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	50.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	1.00%
EBP, Forfeited Nonvested Account | $	$ 0	$ 0
First 1%
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Matching Percentage	150.00%
Between 2% to 5%
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Matching Percentage	50.00%
Minimum
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Participant Compensation Matched, Percentage	2.00%
Maximum
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Participant Compensation Matched, Percentage	5.00%